Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Projected benefit obligation at start of year	$ 426	$ 396	$ 575
Surplus/deficit	426	396	575
Opening balance sheet asset/provision (funded status)	426	396	575
Reconciliation of benefit obligation during the year
Net service cost	34	38	43
Interest expense	13	14	4
Net benefits paid to participants	(7)	(22)	(24)
Actuarial losses/(gains)	26	(11)	(170)
Curtailment & settlement	0	0	0
Currency translation adjustment	(29)	11	(32)
Defined benefit obligation - funded plans	463	426	396
Reconcilation to balance sheet end of year
Surplus/deficit	463	426	396
Closing balance sheet asset/provision (funded status)	463	426	396
Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	(335)	(385)	(364)
Deficit	(335)	(385)	(364)
Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	$ 52	$ 47	$ 52